Note 28 Restricted reserves breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted reserves breakdown by concepts [Line Items]
Restricted reserve for retired capital	€ 558	€ 531	€ 495
Restricted reserve for parent company shares and loans for those shares	187	49	65
Restricted reserve for redenomination of capital in euros	2	2	2
Total restricted reserves	€ 746	€ 582	€ 561